Convertible Debt/Debentures (Details) - USD ($)	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Principal balance	$ 9,012,351	$ 3,708,000	$ 3,758,000
Accrued Interest		$ 582,899	337,498
Less: discount on debt			(376,627)
Convertible notes		$ 4,290,899	3,718,871
Less: current portion		$ (4,290,899)	(3,278,278)
Long term debt			440,593
Total		$ 4,290,899	4,095,498
Convertible term note (a) [Member]
Principal balance		1,700,000	1,700,000
Convertible term note (b) [Member]
Principal balance		275,000	275,000
Convertible term note (c) [Member]
Principal balance		1,030,000	1,030,000
Convertible term note (d) [Member]
Principal balance		255,000	255,000
Convertible term note (e) [Member]
Principal balance		$ 448,000	$ 498,000